Inventories - Summary of Inventories Net Explanatory (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 637.8	$ 580.3
Work in progress	147.0	152.9
Finished goods	94.4	74.6
Inventories	$ 879.2	$ 807.8